SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
The Group has adopted IFRS 8 Operating Segments, that requires operating segments to be identified on the basis of internal reports regarding components of the Company that are regularly reviewed by the Executive Committee, the chief operating decision maker, in order to allocate resources and to assess their performance.
This analysis is based on monthly information consisting of historical figures (not adjusted for inflation) of the identified segments. The information reviewed by the main decision maker consists of the historical details for each month accumulated until the end of the reporting periods being analyzed, which is the reason why they differ from the inflation-adjusted figures as described in Note 2.2.
For management purposes, both financially and operatively, the Group has classified its businesses as follows:
i)Cement, masonry cement and lime: this segment includes profit or loss from the cement, masonry cement and lime business in Argentina, from procurement of raw materials in quarries, the manufacturing process of clinker and quicklime and their subsequent grinding with certain aggregates for the production of cement, masonry cement and lime.
ii)Concrete: this segment includes profits or loss from the production and sale of ready-mix concrete. It also includes the delivery of the product at the worksite and, depending on the circumstances, the pumping of concrete up to the place of destination.
iii)Aggregates: this segment includes profits or loss from the aggregates business, from obtaining to crushing the stone.
iv)Rail Services: this segment includes profits or loss from the provision of rail transportation services.
v)Others: this segment includes profits or loss from the industrial waste treatment and recycling business for use as fuel.
In the classification of activities by segments and in the information presented below, the “Cement—Paraguay” segment has been excluded as this operation has been discontinued as of August 21, 2020 due to the sale of the Group’s interest in that company (Note 41).

	2022	2021	2020
Revenues
Cement, masonry cement and lime	96,498,837	55,792,874	64,530,150
Concrete	9,389,682	4,464,045	3,504,670
Rail services	8,720,472	5,078,130	6,016,844
Aggregates	2,775,092	960,039	695,145
Others	664,332	381,820	338,778
Segment-to-segment eliminations	(8,805,043)	(4,329,627)	(4,455,438)
Total	109,243,372	62,347,281	70,630,149
Effect from restatement in constant currency	35,889,242	81,153,245	51,752,215
Total	145,132,614	143,500,526	122,382,364

	2022	2021	2020
Cost of sales
Cement, masonry cement and lime	58,125,212	32,500,945	37,385,002
Concrete	8,924,833	4,558,508	4,464,270
Rail services	8,308,344	4,813,326	5,904,372
Aggregates	2,282,557	920,621	855,775
Others	389,501	238,328	223,147
Segment-to-segment eliminations	(8,805,043)	(4,329,627)	(4,455,438)
Total	69,225,404	38,702,101	44,377,128
Effect from restatement in constant currency	36,714,543	59,442,731	40,967,393
Total	105,939,947	98,144,832	85,344,521

	2022	2021	2020
Selling, administrative and other expenses
Cement, masonry cement and lime	4,345,407	4,197,058	4,636,128
Concrete	337,403	53,122	59,394
Rail services	469,408	543,948	328,451
Aggregates	33,259	11,134	(2,429)
Others	211,365	133,535	138,128
Total	5,396,842	4,938,797	5,159,672
Reconciliation - effect from restatement in constant currency	3,728,314	6,981,149	4,565,041
Total	9,125,156	11,919,946	9,724,713

	2022	2021	2020
Depreciation and amortization
Cement, masonry cement and lime	2,411,444	1,336,560	1,561,468
Concrete	57,140	66,112	367,433
Rail services	607,668	305,121	487,174
Aggregates	55,837	33,478	43,893
Others	4,978	5,078	8,622
Total	3,137,067	1,746,349	2,468,590
Effect from restatement in constant currency	10,140,898	9,861,959	9,256,900
Total	13,277,965	11,608,308	11,725,490

	2022	2021	2020
Revenues less cost of sales, selling and administrative expenses, and other gains and losses
Cement, masonry cement and lime	34,028,218	19,094,871	22,509,020
Concrete	127,446	(147,585)	(1,018,994)
Rail services	(57,280)	(279,144)	(215,979)
Aggregates	459,276	28,284	(158,201)
Others	63,466	9,957	(22,497)
Total	34,621,126	18,706,383	21,093,349
Effect from restatement in constant currency	(4,553,615)	14,729,365	6,219,781
Total	30,067,511	33,435,748	27,313,130
Reconciling items
Tax on debits and credits to bank accounts	(1,455,247)	(1,446,237)	(1,438,852)
Loss from interest in companies	—	—	(1,187,243)
Asset impairment - Cement	—	(297,737)	—
Asset impairment - Rail Services	—	—	(2,306,466)
Asset impairment - Aggregates	—	—	(477,806)
Financial results (loss), net	(17,609,263)	82,753	3,139,491
Income tax	(9,196,122)	(19,416,607)	(6,655,409)
Net profit for the year from discontinued operations	—	—	15,079,318
Net profit for the year	1,806,879	12,357,920	33,466,163
In relation to the segregation of profit or loss by geographic segment, the Group carries out 99.93% of its activities and operations in Argentina, considering the explanation in Note 41 regarding the sale of its interest in Yguazú Cementos S.A.
No customer contributed 10% or more of the Group’s revenue for the years ended December 31, 2022, 2021 and 2020, respectively.